Redeemable noncontrolling interests	12 Months Ended
Mar. 31, 2017
Redeemable noncontrolling interests

15.    Redeemable noncontrolling interests:

An analysis of the changes for the fiscal years ended March 31, 2015, 2016 and 2017 in Redeemable noncontrolling interests is as follows:

	2015	2016	2017
	Millions of yen
Balance at beginning of year	¥25,912	¥28,272	¥45,097
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	—	(419)	—
Balance at beginning of year (as adjusted )	25,912	27,853	45,097
Acquisition of new subsidiaries (Note 25)	—	11,728	—
Comprehensive income (loss)
Net income	1,090	1,393	1,656
Other comprehensive income (loss)
Unrealized gain (loss) on securities	—	(1)	—
Foreign currency translation adjustments	1,235	(947)	(1,280)
Cash dividends	—	4	(69)
Transactions with noncontrolling interests	35	5,067	5,415

Balance at end of year	¥28,272	¥45,097	¥50,819